PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT	NOTE 3. PROPERTY AND EQUIPMENT For the years ended September 30, 2022, 2021 and 2020 the Company recorded depreciation expense of $0, $1,436 and $0 respectively.